EATON VANCE INCOME FUND OF BOSTON
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8354



                                  CERTIFICATION


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Series Trust II (the "Registrant") on behalf of Eaton Vance Income Fund of Boston (the "Fund") (1933 Act File No. 02-42722) certifies (a) that the forms of prospectus and statement of additional information dated February 1, 2004 used with respect to the Fund, do not differ materially from those contained in Post-Effective Amendment No. 59 ("Amendment No. 59") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 59 was filed electronically with the Commission (Accession No. 0000940394-04-000079) on January 27, 2004.


                                            EATON VANCE INCOME FUND OF BOSTON


                                            By:  /s/ Alan R. Dynner
                                                 --------------------------
                                                 Alan R. Dynner, Secretary

Date: February 2, 2004